Prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Receivables due from dealerships	¥ 10,661		¥ 0
Deductible VAT	4,852		5,902
Deposits	8,637		1,814
Prepaid rental expenses	2,168		1,421
Receivables due from third-party online payment platforms	469		1,482
Staff advances	695		1,875
Prepaid promotion expenses	36,538		3,199
Prepaid service fees	2,574		178
Others	2,225		310
Total	¥ 68,819	$ 10,009	¥ 16,181